DISCONTINUED OPERATIONS (Details) - Discontinued operations $ in Millions		12 Months Ended
	Apr. 10, 2020 CAD ($)	Mar. 31, 2021 CAD ($)
Discontinued operations:
Customers impacted	1,000
Gain (loss) on disposal group	$ 1.1	$ 1.5